CASH DISTRIBUTIONS AND EARNINGS PER UNIT - Schedule Of Incentive Distribution Rights (Table) (Details)	6 Months Ended
Jun. 30, 2013
Minimum Quarterly Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	0.35
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
First Target Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	up to $0.4025
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
Second Target Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4025 up to $0.4375
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	85.00%
Marginal Percentage Interest in Distributions, General Partner	15.00%
Third Target Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4375 up to $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	75.00%
Marginal Percentage Interest in Distributions, General Partner	25.00%
Thereafter
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	50.00%
Marginal Percentage Interest in Distributions, General Partner	50.00%